Offerings - Offering: 1	Nov. 12, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 600,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-286435
Carry Forward Initial Effective Date	Apr. 08, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 66,120.00
Offering Note	(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-286435, except with respect to unsold securities that have been previously registered. (b) Host Hotels & Resorts, Inc. (the "Company") is registering shares of common stock having a proposed maximum aggregate offering price of up to $600,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current Prospectus Supplement"). The Company has previously registered shares of common stock having an aggregate offering price of up to $500,000,000, offered by means of a prospectus supplement dated May 25, 2018 (the "2018 Prospectus Supplement") and an accompanying prospectus dated April 18, 2016 pursuant to a Registration Statement on Form S-3 (Registration No. 333-210809) filed on April 18, 2016 (the "2016 Registration Statement"). In connection with the filing of the 2018 Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $62,250.00. No securities were offered or sold pursuant to the 2018 Prospectus Supplement. The Company subsequently filed a prospectus supplement, dated April 16, 2019 (the "2019 Prospectus Supplement") and an accompanying prospectus dated April 16, 2019 pursuant to a Registration Statement on Form S-3 (Registration No. 333-230903) (the "2019 Registration Statement") relating to the offer and sale of shares of common stock having an aggregate offering price of up to $500,000,000, all of which were unsold securities previously registered pursuant to the 2018 Prospectus Supplement and the 2016 Registration Statement. As such, no additional filing fee was paid in connection with the filing of the 2019 Prospectus Supplement. No securities were offered or sold pursuant to the 2019 Prospectus Supplement. The Company subsequently filed a prospectus supplement dated May 6, 2021 (the "2021 Prospectus Supplement") and an accompanying prospectus dated April 16, 2019, pursuant to the 2019 Registration Statement relating to the offer and sale of shares of common stock having an aggregate offering price of up to $600,000,000, of which shares having an aggregate offering price of $500,000,000 represented unsold securities previously registered pursuant to the 2019 Prospectus Supplement. In connection with the filing of the 2021 Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $3,210.00, reflecting the fee due with respect to shares of common stock to be offered and sold pursuant to the 2021 Prospectus Supplement that were not unsold securities registered pursuant to the 2019 Prospectus Supplement. The Company subsequently filed a prospectus supplement, dated May 31, 2023 (the "2023 Prospectus Supplement") and an accompanying prospectus dated April 15, 2022, pursuant to a Registration Statement on Form S-3 (Registration No. 333-264313) filed on April 15, 2022 (the "2022 Registration Statement") relating to the offer and sale of shares of common stock having an aggregate offering price of up to $600,000,000. In connection with the filing of the 2023 Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $15,381.64, reflecting the fee due with respect to shares of common stock to be offered and sold pursuant to the 2023 Prospectus Supplement that were not unsold securities registered pursuant to the 2021 Prospectus Supplement. The Company subsequently filed a prospectus supplement, dated April 8, 2025 (the "2025 Prospectus Supplement") and an accompanying prospectus dated April 8, 2025, pursuant to a Registration Statement on Form S-3 (Registration No. 333-286435) filed on April 8, 2025 (the "2025 Registration Statement" and, together with the 2018 Prospectus Supplement, the 2019 Prospectus Supplement, the 2021 Prospectus Supplement, the 2023 Prospectus Supplement and the 2025 Prospectus Supplement, the "Prior Prospectus Supplements") relating to the offering and sale of shares of common stock having an aggregate offering price of up to $600,000,000. No securities were offered or sold pursuant to the 2025 Prospectus Supplement. Accordingly, all of the shares of common stock having a proposed maximum offering price of $600,000,000 that are being registered pursuant to the Current Prospectus Supplement represent unsold securities previously registered pursuant to the Prior Prospectus Supplements. The Company has terminated the offering that included the unsold securities under the Prior Prospectus Supplements.